Trade and Other Payables (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Accounts payable	$ 4,252	$ 4,672
Accruals and other payables	3,920	2,460
Mexico [Member]
Statement Line Items [Line Items]
Accounts payable		2,429
Top of range [member]
Statement Line Items [Line Items]
Accounts payable	$ 8,172	$ 7,132